INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 13 － INCOME TAX EXPENSE

The components of income before income taxes were as follows:

	Years ended December 31,
	2023	2024	2025
Domestic (Cayman Islands)	$-	$(1,062,815)	$(1,490,142)
Foreign	12,181,382	11,899,328	22,244,114

Income before income taxes	$12,181,382	$10,836,513	$20,753,972

The components of the provision for income tax expense were as follows:

	Years ended December 31,
	2023	2024	2025
Current income tax expense:
Domestic	$-	$-	$-
Foreign	1,767,811	2,410,265	4,206,889
Total	1,767,811	2,410,265	4,206,889

Deferred income tax expense (benefit):
Domestic	-	-	-
Foreign	96,390	5,477	(7,069)
Total	96,390	5,477	(7,069)

Total income tax expense	$1,864,201	$2,415,742	$4,199,820

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

The summary of effective income tax rates by the governing countries is as follows:-

	Income Tax Rate
Jurisdiction	2023	2024	2025
France	25%	25%	25%
Australia	30%	30%	30%
South Korea	9.9%	9.9%	9.9%
Japan	34%	34%	34%
United Kingdom	25%	25%	25%
Singapore	17%	17%	17%

The reconciliation of the actual income taxes to the amount of tax computed by the applying Singapore tax rate (17% for 2023, 2024 and 2025) to pre-tax income is as follows:

	Years ended December 31,
	2023		2024		2025
Income tax expense at statutory tax rate	$2,070,835	17%	$1,842,207	17%	$3,528,175	17%
Effect of differences between statutory tax rates and foreign effective tax rates (i)	(44,903)	0%	242,191	2%	(32,887)	(0)%
Income not subject to taxes	(935,003)	(8)%	(3,263)	(0)%	(2,053,981)	(10)%
Expenses not subject to tax deduction	258,086	2%	239,505	2%	546,262	3%
Net operating losses	1,060	0%	241,212	2%	2,129,290	10%
Other tax adjustments	514,126	4%	(146,110)	(1)%	82,961	0%
Income tax expense and effective income tax rate	$1,864,201	15%	$2,415,742	22%	$4,199,820	20%

(i)	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the years ended December 31, 2023, 2024, and 2025.

Deferred taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences. Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for obsolete stocks	$162,108	$164,589
Allowance for expected credit losses	2,363	-
Provision for warranty liabilities	356,140	366,562
Depreciation	-	3,409
Provision for employee related obligations	112,406	158,573
Other items	19,042	10,678

Total deferred tax assets	652,059	703,811

Deferred tax liabilities:
Property, plant and equipment	(15,478)	(19,683)
Other items	-	(10,712)
Total deferred tax liabilities	(15,478)	(30,395)

Non-current deferred tax assets, net	$636,581	$673,416

As of December 31, 2025, the cumulative net operating losses which can be carried forward to offset future taxable income are as follows:

Tax regimes of the country	Expiration date	Amount
Singapore	Indefinite	$7,135,877
United Kingdom	Indefinite	116,879
Japan	2035	1,878,109
South Korea	2035	1,001,991
Total		$10,132,856

These cumulative net operating losses can be carried forward to offset future taxable income, subject to the statutory requirements applicable to the operations in their respective countries of incorporations.

The following table presents supplemental cash flow information related to income taxes paid (net of refunds received):

Year ended December 31, 2025
Domestic	$-
Foreign:
Japan	342,990
Singapore	2,362,347
Other countries	(24,051)
Total	$2,681,286

Income taxes paid (net of refunds received) for the years ended December 31, 2023 and 2024 were $734,001 and $1,238,497, respectively.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023, 2024 and 2025 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

The Company remains subject to examination by the respective governing authorities on its tax returns for the tax periods of 2025.